Note 4 - Fair Value Measurements (Details) - Derivative Assets and Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member] | Natural Gas Derivatives [Member]
Natural gas derivatives
Derivative Assets	$ 6	[1]	$ 8	[1]
Derivative Liabilities	(79)		(45)
Fair Value, Inputs, Level 2 [Member] | Natural Gas Derivatives [Member]
Natural gas derivatives
Derivative Assets	67	[1]	96	[1]
Derivative Liabilities	(79)		(30)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Contract [Member]
Natural gas derivatives
Derivative Assets		[1]	3	[1]
Natural Gas Derivatives [Member]
Natural gas derivatives
Derivative Assets	116	[1],[2],[3]	137	[1],[2],[3]
Derivative Liabilities	(80)	[2],[3]	(39)	[2],[3]
Netting of cash collateral	43	[1]	33	[1]
Netting of cash collateral	$ 78		$ 36

[1]	$3 million of premium at December 31, 2013 and $4 million at December 31, 2012 associated with weather derivatives have been excluded as they are accounted for based on intrinsic value.
[2]	There were no significant unobservable inputs (Level 3) for any of the periods presented.
[3]	There were no significant transfers between Level 1, Level 2, or Level 3 for any of the periods presented.